Accounts receivable, net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable	$ 6,179,498	$ 8,816,071
Allowance for doubtful accounts	(5,777,189)	(2,478,341)	$ (123,890)
Total accounts receivable, net	$ 402,309	$ 6,337,730